Note 5 - Fixed Assets (Details) - Fixed Assets (USD $)	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Land and improvements	$ 1,567,824	$ 1,549,059	$ 1,596,232
Buildings	2,517,869	2,517,869	2,584,201
WaterFacilitiesEquipmentAndOtherFixedAssetsAbstract0
Plant, equipment, and other	23,834,566	23,147,978	37,628,192
Total plant, equipment and other	31,292,708	37,646,732
Total fixed assets	35,378,401	41,713,660	43,808,625
Less: Accumulated depreciation	(5,525,331)	(4,721,312)	(2,398,394)
Net fixed assets	29,853,070	36,992,348	41,410,231
Water Disposal and Handling Facilities [Member]
WaterFacilitiesEquipmentAndOtherFixedAssetsAbstract0
Plant, equipment, and other	12,830,389	12,645,594
Total fixed assets		12,645,595	15,981,366
Fixed Assets not yet in Service [Member]
WaterFacilitiesEquipmentAndOtherFixedAssetsAbstract0
Plant, equipment, and other	933,795	858,000
Total fixed assets		858,000	11,002,911
Transportation Equipment [Member]
WaterFacilitiesEquipmentAndOtherFixedAssetsAbstract0
Plant, equipment, and other	7,763,877	7,390,667
Total fixed assets		7,390,668	8,246,376
Other Machinery and Equipment [Member]
WaterFacilitiesEquipmentAndOtherFixedAssetsAbstract0
Plant, equipment, and other	1,732,146	1,663,646
Total fixed assets		1,663,645	1,663,646
Furniture and Fixtures [Member]
WaterFacilitiesEquipmentAndOtherFixedAssetsAbstract0
Plant, equipment, and other	574,359	590,071
Assets Held-for-sale [Member]
WaterFacilitiesEquipmentAndOtherFixedAssetsAbstract0
Plant, equipment, and other	$ 7,458,142	$ 14,498,754